Share-based compensation - Share Option Activity 2007 Plan and 2015 Long Term Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jul. 08, 2024 $ / shares
Aggregate Intrinsic Value
Common stock, closing share price | $ / shares				$ 0.335
Recognized share-based compensation expense	$ 0	$ 0
2007 Plan
Aggregate Intrinsic Value
Total fair value of options vested	$ 0	$ 0	$ 0
Common stock, closing share price | $ / shares	$ 0.13
Unrecognized compensation cost related to non-vested share-based compensation	$ 0
2007 Plan | 1.21 (exercise price)
Number of Options
Outstanding | shares		39,400
Outstanding and Exercisable, December 31, 2024 | shares	0
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.21
Outstanding and Exercisable, December 31, 2024 | $ / shares	$ 0
Weighted Remaining Contractual Life (Years)
Outstanding		6 months
Outstanding and Exercisable, December 31, 2024	0 years
Aggregate Intrinsic Value
Outstanding		$ 0
Outstanding and Exercisable, December 31, 2024	$ 0
2015 Plan
Aggregate Intrinsic Value
Total fair value of options vested	$ 0	$ 0	$ 0
Common stock, closing share price | $ / shares	$ 0.13
Unrecognized compensation cost related to non-vested share-based compensation	$ 0
2015 Plan | 1.71 (exercise price)
Number of Options
Outstanding | shares		2,715,134
Forfeited | shares	27,200
Outstanding and Exercisable, December 31, 2024 | shares	2,687,934
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.71
Forfeited | $ / shares	$ 1.71
Outstanding and Exercisable, December 31, 2024 | $ / shares	$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding		1 year 6 months
Outstanding and Exercisable, December 31, 2024	6 months
Aggregate Intrinsic Value
Outstanding		$ 0
Forfeited	$ 0
Outstanding and Exercisable, December 31, 2024	$ 0